State Street Institutional Investment Trust

SUPPLEMENT DATED JULY 11, 2014

TO

PROSPECTUS

DATED APRIL 30, 2014

AND THE

STATEMENT OF ADDITIONAL INFORMATION

DATED APRIL 30, 2014

State Street Equity 500 Index Fund

Administrative Shares (STFAX)

Effective on or about August 8, 2014 all references to the State Street Equity 500 Index Portfolio in the Prospectus and Statement of Additional Information are replaced with State Street Equity 500 Index II Portfolio.

Effective on or about August 8, 2014, the following replaces disclosure in the Fund’s Prospectus titled “Fees and Expenses of the Fund” and “Example.”

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The expenses shown in the table and the Example reflect the expenses of both the Fund and the Fund’s proportionate share of the expenses of State Street Equity 500 Index II Portfolio (the “Equity 500 Index Portfolio” or sometimes referred to in context as the “Portfolio”).

Shareholder Fees
(fees paid directly from your investment)	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.02%
Distribution and Shareholder Service (12b-1) Fees	0.15%
Other Expenses(1)	0.14%
Total Annual Fund Operating Expenses	0.31%
Less Fee Waivers and/or Expense Reimbursements(2)	(0.10)%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	0.21%

(1)	Reflects estimated amounts for the current fiscal year.
(2)	The fund’s investment adviser, SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”), is contractually obligated until April 30, 2016 to waive its management fee and/or to reimburse the fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses, any class-specific expenses, such as distribution, shareholder servicing, sub-transfer agency and administration fees) exceed 0.01% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated during the relevant period except with the approval of the fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$22	$81	$155	$375

Effective on or about August 8, 2014, the following replaces disclosure in the Fund’s Prospectus under the heading “Purchase and Sale of Fund Shares” as indicated below.

The second paragraph under the title “By Intermediary” is replaced with the following.

Intermediaries may contact State Street Dealer Services Group at 800-647-7327 or email them at broker-dealerservices@statestreet.com with questions.

Effective on or about August 8, 2014, the following replaces disclosure in the Fund’s Prospectus under the heading “MANAGEMENT AND ORGANIZATION” as indicated below.

The three paragraphs under the title “The Fund and the Portfolio” are replaced with the following.

The Fund and the Portfolio. The Fund is a separate, diversified series of the State Street Institutional Investment Trust (the “Trust”), which is an open-end management investment company organized as a business trust under the laws of the Commonwealth of Massachusetts.

The Fund invests as part of a “master-feeder” structure. The Fund currently seeks to achieve its investment objective by investing substantially all of its investable assets in the Equity 500 Index Portfolio, a separate mutual fund that has a substantially identical investment objective, investment policies, and risks as the Fund. All discussions about the Fund’s investment objective, policies and risks should be understood to refer also to the investment objectives, policies and risks of the Portfolio. The Portfolio’s shares are offered exclusively to investors (including without limitation, registered investment companies, private investment pools, bank collective funds, and investment separate accounts) that, like the Fund, pay fees to SSgA FM or its affiliates. The fees paid by those investment vehicles to SSgA FM (or its affiliates) vary depending on a number of factors, including by way of example, the services provided, the risks borne by SSgA FM (or its affiliates), fee rates paid by competitive investment vehicles, and in some cases direct negotiation with investors in the Portfolio.

The Fund can withdraw its investment in the Portfolio if, at any time, the Fund’s Board of Trustees determines that it would be in the best interests of the Fund’s shareholders, or if the investment objectives of the Portfolio changed so that they were inconsistent with the objectives of the Fund. If the Fund withdraws its investment from the Portfolio, the Fund may invest all of its assets in another mutual fund that has the same investment objective as the Fund, the Adviser may directly manage the Fund’s assets, or the Board may take such other action it deems appropriate and in the best interests of shareholders of the Fund, which may include liquidation of the Fund.

The first paragraph under the title “The Adviser” is replaced with the following.

The Adviser. State Street Global Advisors (“SSgA”) is the investment management arm of State Street Corporation, a publicly held bank holding company. SSgA is one of the world’s largest institutional money managers, and uses quantitative and traditional techniques to manage approximately $2.34 trillion in assets as of December 31, 2013. SSgA FM, a wholly-owned subsidiary of State Street Corporation, is the investment adviser to the Fund and the Portfolio, and is registered with the Securities and Exchange

Commission (“SEC”) under the Investment Advisers Act of 1940, as amended. SSgA FM had approximately $334.95 billion in assets under management as of December 31, 2013. The Fund has entered into an investment advisory agreement with the Adviser pursuant to which the Adviser will manage the Fund’s assets directly, for compensation paid at an annual rate of 0.02% of the Fund’s average daily net assets. The Adviser places all orders for purchases and sales of the Portfolio’s investments.

The disclosure titled “The Administrator and Custodian, and Transfer Agent and Dividend Disbursing Agent” is replaced with the following.

The Administrator, Sub-Administrator and Custodian. The Adviser serves as administrator of the Fund. The Fund pays the Adviser an administrative fee at an annual rate of 0.05%. State Street Bank and Trust Company (“State Street”), a subsidiary of State Street Corporation, serves as the sub-administrator for the Fund for a fee that is paid by the Adviser. State Street also serves as custodian of the Fund for a separate fee that is paid by the Fund.

The Transfer Agent and Dividend Disbursing Agent. Boston Financial Data Services, Inc. is the transfer agent and dividend disbursing agent.

Effective on or about August 8, 2014, the following replaces disclosure in the Fund’s Prospectus under the heading “DIVIDENDS, DISTRIBUTIONS AND TAX CONSIDERATIONS.”

Income dividends and capital gains distributions of the Fund will be declared and paid at least annually.

The following discussion is a summary of some important U.S. federal tax considerations generally applicable to investments in the Fund. Your investment in the Fund may have other tax implications. Please consult your tax advisor about foreign, federal, state, local or other tax laws applicable to you. Investors, including non-U.S. investors, should consult the Statement of Additional Information tax section for more complete disclosure.

The Fund invests substantially all of its assets in the Portfolio, which is expected to be treated as a regulated investment company for federal income tax purposes, and so substantially all of the Fund’s income will result from distributions or deemed distributions from the Portfolio.

The Fund has elected to be treated as a regulated investment company and intends each year to qualify and to be eligible to be treated as such. A regulated investment company generally is not subject to tax at the corporate level on income and gains that are distributed to shareholders. In order to qualify and be eligible for treatment as a regulated investment company, the Fund must, among other things, satisfy diversification, 90% gross income and distribution requirements. A Fund’s failure to qualify as a regulated investment company would result in corporate level taxation, and consequently, a reduction in income available for distribution to shareholders.

The Fund generally expects to satisfy the requirements to qualify and be eligible to be treated as a regulated investment company, provided that the Portfolio also meets these requirements; the Fund currently expects that the Portfolio will meet these requirements. Because the Fund will invest substantially all its assets in the Portfolio, if the Portfolio were to fail to satisfy the diversification, 90% gross income, or distribution requirement and were not to cure that failure, the Fund itself would be unable to satisfy the diversification requirement. Such a failure to qualify as a regulated investment company could subject the Fund or the Portfolio to regular corporate income taxes.

For federal income tax purposes, distributions of investment income generally are taxable to you as ordinary income. Taxes on distributions of capital gains generally are determined by how long the Portfolio owned the investments that generated them, rather than how long you have owned your Fund shares. Distributions are taxable to you even if they are paid from income or gains earned by the Fund before your investment (and thus were included in the price you paid for your shares). Distributions may also be subject to state and local taxes and are taxable whether you receive them in cash or reinvest them in additional shares. Distributions of net capital gains (that is, the excess of net long-term capital gains over net short-term capital losses) from the sale of investments that the Portfolio owned for more than one year that are properly reported by the Portfolio and by the Fund as capital gain dividends generally will be treated as long-term capital gain includible in your net capital gain and taxed to individuals at reduced rates. Distributions of gains from investments that the Portfolio owned for one year or less generally will be taxable to you as ordinary income when distributed to you by the Fund. Distributions of investment income properly reported by the Portfolio and by the Fund as derived from “qualified dividend income” are taxed to individuals at the rates applicable to net capital gain, provided holding period and other requirements are met by both the shareholder and the Portfolio. Any gain resulting from the redemption of Fund shares generally will also be taxable to you as either short-term or long-term capital gain, depending upon how long you held your shares in the Fund.

A 3.8% Medicare contribution tax is imposed on the “net investment income” of individuals, estates and trusts whose income exceeds certain threshold amounts. Net investment income generally includes for this purpose dividends paid by the Fund, including any capital gain dividends, and net gains recognized on the redemption of shares of the Fund.

If you are not a citizen or permanent resident of the United States, the Fund’s ordinary income dividends will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies or unless such income is effectively connected with a U.S. trade or business. For distributions with respect to taxable years of the Fund beginning before January 1, 2014, the Fund was able, under certain circumstances, to report in a written notice to shareholders all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend” that if received by a non-resident alien or foreign entity generally was exempt from the 30% U.S. withholding tax, provided that certain other requirements are met. These exemptions have expired for distributions with respect to taxable years of the Fund beginning on or after January 1, 2014. Therefore, as of the date of this Prospectus, the Fund (or intermediary, as applicable) is currently required to withhold on distributions to non-resident aliens or foreign entities attributable to net interest or short-term capital gains that were formerly eligible for this withholding exemption. It is currently unclear whether Congress will extend this exemption for distributions with respect to taxable years of the Fund beginning on or after January 1, 2014, or what the terms of such an extension would be, including whether such extension would have retroactive effect.

Effective on or about August 8, 2014, the following replaces the fourth paragraph under the heading “GENERAL” in the Fund’s Statement of Additional Information.

The Fund seeks to achieve its investment objective by investing substantially all of its investable assets in State Street Equity 500 Index II Portfolio, a series of the State Street Institutional Investment Trust (the “Portfolio”) that has the same investment objective as, and investment policies that are substantially similar to those of, the Fund.

Effective on or about August 8, 2014, the following replaces disclosure in the Fund’s Statement of Additional Information under the heading “INVESTMENT ADVISORY AND OTHER SERVICES” as indicated below.

The second and fourth paragraphs under the title “Investment Advisory Agreements” are replaced with the following.

The Fund has entered into an investment advisory agreement with the Adviser, pursuant to which the Adviser will manage the Fund’s assets for compensation paid at the annual rate of 0.02% of the Fund’s average daily net assets. The Fund currently invests all of its assets in the Portfolio, which has substantially similar investment strategies as the Fund. The Portfolio pays no investment advisory fees to SSgA FM.

The disclosure under the title “Administrator” is replaced with the following.

SSgA FM serves as the administrator for the Fund pursuant to an Amended and Restated Administration Agreement. Under the Amended and Restated Administration Agreement, SSgA FM is obligated to continuously provide business management services to the Trust and the Fund and will generally, subject to the general oversight of the Trustees and except as otherwise provided in the Amended and Restated Administration Agreement, manage all of the business and affairs of the Trust. Without limiting the generality of the foregoing, SSgA FM supplies the Trust and the Fund with the following services, among others, under the Amended and Restated Administration Agreement: provide the Trust with adequate office space and all necessary office equipment and services; prepare and submit reports and meeting materials to the Board of Trustees and to existing shareholders for meetings of shareholders; assist the Fund in posting and maintaining required schedules of investments and related information on its websites; prepare reports relating to the business and affairs of the Trust as may be mutually agreed upon; provide to the Trust’s Board of Trustees periodic and special reports and recommendations; coordinate the meetings of the Board and its Committees; provide consultation on regulatory matters relating to portfolio management; act as liaison to legal counsel to the Trust; assist the Trust’s Chief Compliance Officer with issues regarding the Trust’s compliance program; perform certain compliance procedures for the Trust; provide consultation and advice for resolving compliance questions together with the Fund’s outside legal counsel; provide periodic testing of portfolios; maintain and preserve, or oversee the maintenance and preservation of, accounts, books, financial records and other documents as required by the 1940 Act, applicable federal and state laws and any other law or administrative rules or procedures which may be applicable to the Fund (including in accordance with generally accepted accounting principles to the extent required under applicable law); facilitate audits of accounts by the Fund’s independent public accountants; oversee the determination and publication of the Trust’s net asset value in accordance with the Trust’s policy as adopted from time to time by the Board; prepare the Trust’s federal, state and local income tax returns for review by the Trust’s independent accountants and filing by the Trust’s treasurer; review the calculation of, submit for approval by officers of the Trust and arrange for payment of the Trust’s expenses; and prepare and file with the SEC amendments to the Trust’s registration statement, including updating the Prospectus and Statement of Additional Information. The nature and amount of services provided by SSgA FM under the Amended and Restated Administration Agreement may vary as between classes of shares of a fund, and a fund may pay fees to SSgA FM under that Agreement at different rates in respect of its different share classes.

The first eight paragraphs under the heading “Sub-Administrator, Custodian and Transfer Agent” is replaced with the following.

State Street serves as the sub-administrator for the Fund pursuant to a Sub-Administration Agreement among SSgA FM, State Street and, for certain limited purposes, the Trust. Under the Sub-Administration Agreement for the Fund (the “State Street Administration Agreement”), State Street is obligated to provide administrative services to the Trust and the Fund. State Street provides the following services, among others, to the Trust and the Fund under the Sub-Administration Agreement: supply and maintain office facilities (which may be in State Street’s own offices); provide statistical and research data, data processing services, clerical, accounting, bookkeeping and record keeping services (including without limitation the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agents), internal auditing, executive and administrative services, and stationery and office supplies; prepare reports to shareholders or investors; prepare and file tax returns; supply financial information and supporting data for reports to and filings with the SEC and various state Blue Sky authorities; supply supporting documentation for meetings of the Board of Trustees; provide monitoring reports and assistance regarding compliance with Declaration of Trust, by-laws, the Fund’s investment objectives and policies and with Federal and state securities laws; arrange for appropriate insurance coverage; calculate NAVs, net income and realized capital gains or losses; and negotiate arrangements with, and supervise and coordinate the activities of, agents and others to supply services. State Street also provides such other services with respect to the Trust or the Fund as agreed with SSgA FM from time to time.

State Street serves as Custodian for the Fund pursuant to a Custody Agreement and holds the Fund’s assets.

Boston Financial Data Services, Inc. serves as Transfer Agent to the Fund.

As consideration for SSgA FM’s services as administrator with respect to the Fund, SSgA FM receives a fee at the annual rate of 0.05% of the average daily net assets attributable to each class of shares of the Fund. The fees are accrued daily at the rate of 1/365th and payable monthly on the first business day of each month.

As consideration for State Street’s services as sub-administrator, custodian and accounting agent for the Fund, State Street receives annual fees, accrued daily at the rate of 1/365th and payable monthly on the first business day of each month, pursuant to the following schedule:

Annual Fee Schedule

$25,000 for Sub-Administration Services (payable by SSgA FM with respect to the Fund)

$12,600 for Custody and Accounting Services (payable by the Fund)

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SSEQADMNSUPP1

State Street Institutional Investment Trust

SUPPLEMENT DATED JULY 11, 2014

TO

PROSPECTUS

DATED APRIL 30, 2014

AND THE

STATEMENT OF ADDITIONAL INFORMATION

DATED APRIL 30, 2014

State Street Equity 500 Index Fund

Class R Shares

Effective on or about August 8, 2014 all references to the State Street Equity 500 Index Portfolio in the Prospectus and Statement of Additional Information are replaced with State Street Equity 500 Index II Portfolio.

Effective on or about August 8, 2014, the following replaces disclosure in the Fund’s Prospectus titled “Fees and Expenses of the Fund” and “Example.”

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The expenses shown in the table and the Example reflect the expenses of both the Fund and the Fund’s proportionate share of the expenses of State Street Equity 500 Index II Portfolio (the “Equity 500 Index Portfolio” or sometimes referred to in context as the “Portfolio”).

Shareholder Fees
(fees paid directly from your investment)	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.02%
Distribution and Shareholder Service (12b-1) Fees	0.60%
Other Expenses(1)	0.14%
Total Annual Fund Operating Expenses	0.76%
Less Fee Waivers and/or Expense Reimbursements(2)	(0.10)%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	0.66%

(1)	Reflects estimated amounts for the current fiscal year.
(2)	The fund’s investment adviser, SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”), is contractually obligated until April 30, 2016 to waive its management fee and/or to reimburse the fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses, any class-specific expenses, such as distribution, shareholder servicing, sub-transfer agency and administration fees) exceed 0.01% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated during the relevant period except with the approval of the fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$67	$223	$403	$924

Effective on or about August 8, 2014, the following replaces disclosure in the Fund’s Prospectus under the heading “Purchase and Sale of Fund Shares” as indicated below.

The second paragraph under the title “By Intermediary” is replaced with the following.

Intermediaries may contact State Street Dealer Services Group at 800-647-7327 or email them at broker-dealerservices@statestreet.com with questions.

Effective on or about August 8, 2014, the following replaces disclosure in the Fund’s Prospectus under the heading “MANAGEMENT AND ORGANIZATION” as indicated below.

The three paragraphs under the title “The Fund and the Portfolio” are replaced with the following.

The Fund and the Portfolio. The Fund is a separate, diversified series of the State Street Institutional Investment Trust (the “Trust”), which is an open-end management investment company organized as a business trust under the laws of the Commonwealth of Massachusetts.

The Fund invests as part of a “master-feeder” structure. The Fund currently seeks to achieve its investment objective by investing substantially all of its investable assets in the Equity 500 Index Portfolio, a separate mutual fund that has a substantially identical investment objective, investment policies, and risks as the Fund. All discussions about the Fund’s investment objective, policies and risks should be understood to refer also to the investment objectives, policies and risks of the Portfolio. The Portfolio’s shares are offered exclusively to investors (including without limitation, registered investment companies, private investment pools, bank collective funds, and investment separate accounts) that, like the Fund, pay fees to SSgA FM or its affiliates. The fees paid by those investment vehicles to SSgA FM (or its affiliates) vary depending on a number of factors, including by way of example, the services provided, the risks borne by SSgA FM (or its affiliates), fee rates paid by competitive investment vehicles, and in some cases direct negotiation with investors in the Portfolio.

The Fund can withdraw its investment in the Portfolio if, at any time, the Fund’s Board of Trustees determines that it would be in the best interests of the Fund’s shareholders, or if the investment objectives of the Portfolio changed so that they were inconsistent with the objectives of the Fund. If the Fund withdraws its investment from the Portfolio, the Fund may invest all of its assets in another mutual fund that has the same investment objective as the Fund, the Adviser may directly manage the Fund’s assets, or the Board may take such other action it deems appropriate and in the best interests of shareholders of the Fund, which may include liquidation of the Fund.

The first paragraph under the title “The Adviser” is replaced with the following.

The Adviser. State Street Global Advisors (“SSgA”) is the investment management arm of State Street Corporation, a publicly held bank holding company. SSgA is one of the world’s largest institutional money managers, and uses quantitative and traditional techniques to manage approximately $2.34 trillion in assets as of December 31, 2013. SSgA FM, a wholly-owned subsidiary of State Street Corporation, is the investment adviser to the Fund and the Portfolio, and is registered with the Securities and Exchange

Commission (“SEC”) under the Investment Advisers Act of 1940, as amended. SSgA FM had approximately $334.95 billion in assets under management as of December 31, 2013. The Fund has entered into an investment advisory agreement with the Adviser pursuant to which the Adviser will manage the Fund’s assets directly, for compensation paid at an annual rate of 0.02% of the Fund’s average daily net assets. The Adviser places all orders for purchases and sales of the Portfolio’s investments.

The disclosure titled “The Administrator and Custodian, and Transfer Agent and Dividend Disbursing Agent” is replaced with the following.

The Administrator, Sub-Administrator and Custodian. The Adviser serves as administrator of the Fund. The Fund pays the Adviser an administrative fee at an annual rate of 0.05%. State Street Bank and Trust Company (“State Street”), a subsidiary of State Street Corporation, serves as the sub-administrator for the Fund for a fee that is paid by the Adviser. State Street also serves as custodian of the Fund for a separate fee that is paid by the Fund.

The Transfer Agent and Dividend Disbursing Agent. Boston Financial Data Services, Inc. is the transfer agent and dividend disbursing agent.

Effective on or about August 8, 2014, the following replaces disclosure in the Fund’s Prospectus under the heading “DIVIDENDS, DISTRIBUTIONS AND TAX CONSIDERATIONS.”

Income dividends and capital gains distributions of the Fund will be declared and paid at least annually.

The following discussion is a summary of some important U.S. federal tax considerations generally applicable to investments in the Fund. Your investment in the Fund may have other tax implications. Please consult your tax advisor about foreign, federal, state, local or other tax laws applicable to you. Investors, including non-U.S. investors, should consult the Statement of Additional Information tax section for more complete disclosure.

The Fund invests substantially all of its assets in the Portfolio, which is expected to be treated as a regulated investment company for federal income tax purposes, and so substantially all of the Fund’s income will result from distributions or deemed distributions from the Portfolio.

The Fund has elected to be treated as a regulated investment company and intends each year to qualify and to be eligible to be treated as such. A regulated investment company generally is not subject to tax at the corporate level on income and gains that are distributed to shareholders. In order to qualify and be eligible for treatment as a regulated investment company, the Fund must, among other things, satisfy diversification, 90% gross income and distribution requirements. A Fund’s failure to qualify as a regulated investment company would result in corporate level taxation, and consequently, a reduction in income available for distribution to shareholders.

The Fund generally expects to satisfy the requirements to qualify and be eligible to be treated as a regulated investment company, provided that the Portfolio also meets these requirements; the Fund currently expects that the Portfolio will meet these requirements. Because the Fund will invest substantially all its assets in the Portfolio, if the Portfolio were to fail to satisfy the diversification, 90% gross income, or distribution requirement and were not to cure that failure, the Fund itself would be unable to satisfy the diversification requirement. Such a failure to qualify as a regulated investment company could subject the Fund or the Portfolio to regular corporate income taxes.

For federal income tax purposes, distributions of investment income generally are taxable to you as ordinary income. Taxes on distributions of capital gains generally are determined by how long the Portfolio owned the investments that generated them, rather than how long you have owned your Fund shares. Distributions are taxable to you even if they are paid from income or gains earned by the Fund before your investment (and thus were included in the price you paid for your shares). Distributions may also be subject to state and local taxes and are taxable whether you receive them in cash or reinvest them in additional shares. Distributions of net capital gains (that is, the excess of net long-term capital gains over net short-term capital losses) from the sale of investments that the Portfolio owned for more than one year that are properly reported by the Portfolio and by the Fund as capital gain dividends generally will be treated as long-term capital gain includible in your net capital gain and taxed to individuals at reduced rates. Distributions of gains from investments that the Portfolio owned for one year or less generally will be taxable to you as ordinary income when distributed to you by the Fund. Distributions of investment income properly reported by the Portfolio and by the Fund as derived from “qualified dividend income” are taxed to individuals at the rates applicable to net capital gain, provided holding period and other requirements are met by both the shareholder and the Portfolio. Any gain resulting from the redemption of Fund shares generally will also be taxable to you as either short-term or long-term capital gain, depending upon how long you held your shares in the Fund.

A 3.8% Medicare contribution tax is imposed on the “net investment income” of individuals, estates and trusts whose income exceeds certain threshold amounts. Net investment income generally includes for this purpose dividends paid by the Fund, including any capital gain dividends, and net gains recognized on the redemption of shares of the Fund.

If you are not a citizen or permanent resident of the United States, the Fund’s ordinary income dividends will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies or unless such income is effectively connected with a U.S. trade or business. For distributions with respect to taxable years of the Fund beginning before January 1, 2014, the Fund was able, under certain circumstances, to report in a written notice to shareholders all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend” that if received by a non-resident alien or foreign entity generally was exempt from the 30% U.S. withholding tax, provided that certain other requirements are met. These exemptions have expired for distributions with respect to taxable years of the Fund beginning on or after January 1, 2014. Therefore, as of the date of this Prospectus, the Fund (or intermediary, as applicable) is currently required to withhold on distributions to non-resident aliens or foreign entities attributable to net interest or short-term capital gains that were formerly eligible for this withholding exemption. It is currently unclear whether Congress will extend this exemption for distributions with respect to taxable years of the Fund beginning on or after January 1, 2014, or what the terms of such an extension would be, including whether such extension would have retroactive effect.

Effective on or about August 8, 2014, the following replaces the fourth paragraph under the heading “GENERAL” in the Fund’s Statement of Additional Information.

The Fund seeks to achieve its investment objective by investing substantially all of its investable assets in State Street Equity 500 Index II Portfolio, a series of the State Street Institutional Investment Trust (the “Portfolio”) that has the same investment objective as, and investment policies that are substantially similar to those of, the Fund.

Effective on or about August 8, 2014, the following replaces disclosure in the Fund’s Statement of Additional Information under the heading “INVESTMENT ADVISORY AND OTHER SERVICES” as indicated below.

The second and fourth paragraphs under the title “Investment Advisory Agreements” are replaced with the following.

The Fund has entered into an investment advisory agreement with the Adviser, pursuant to which the Adviser will manage the Fund’s assets for compensation paid at the annual rate of 0.02% of the Fund’s average daily net assets. The Fund currently invests all of its assets in the Portfolio, which has substantially similar investment strategies as the Fund. The Portfolio pays no investment advisory fees to SSgA FM.

The disclosure under the title “Administrator” is replaced with the following.

SSgA FM serves as the administrator for the Fund pursuant to an Amended and Restated Administration Agreement. Under the Amended and Restated Administration Agreement, SSgA FM is obligated to continuously provide business management services to the Trust and the Fund and will generally, subject to the general oversight of the Trustees and except as otherwise provided in the Amended and Restated Administration Agreement, manage all of the business and affairs of the Trust. Without limiting the generality of the foregoing, SSgA FM supplies the Trust and the Fund with the following services, among others, under the Amended and Restated Administration Agreement: provide the Trust with adequate office space and all necessary office equipment and services; prepare and submit reports and meeting materials to the Board of Trustees and to existing shareholders for meetings of shareholders; assist the Fund in posting and maintaining required schedules of investments and related information on its websites; prepare reports relating to the business and affairs of the Trust as may be mutually agreed upon; provide to the Trust’s Board of Trustees periodic and special reports and recommendations; coordinate the meetings of the Board and its Committees; provide consultation on regulatory matters relating to portfolio management; act as liaison to legal counsel to the Trust; assist the Trust’s Chief Compliance Officer with issues regarding the Trust’s compliance program; perform certain compliance procedures for the Trust; provide consultation and advice for resolving compliance questions together with the Fund’s outside legal counsel; provide periodic testing of portfolios; maintain and preserve, or oversee the maintenance and preservation of, accounts, books, financial records and other documents as required by the 1940 Act, applicable federal and state laws and any other law or administrative rules or procedures which may be applicable to the Fund (including in accordance with generally accepted accounting principles to the extent required under applicable law); facilitate audits of accounts by the Fund’s independent public accountants; oversee the determination and publication of the Trust’s net asset value in accordance with the Trust’s policy as adopted from time to time by the Board; prepare the Trust’s federal, state and local income tax returns for review by the Trust’s independent accountants and filing by the Trust’s treasurer; review the calculation of, submit for approval by officers of the Trust and arrange for payment of the Trust’s expenses; and prepare and file with the SEC amendments to the Trust’s registration statement, including updating the Prospectus and Statement of Additional Information. The nature and amount of services provided by SSgA FM under the Amended and Restated Administration Agreement may vary as between classes of shares of a fund, and a fund may pay fees to SSgA FM under that Agreement at different rates in respect of its different share classes.

The first eight paragraphs under the heading “Sub-Administrator, Custodian and Transfer Agent” is replaced with the following.

State Street serves as the sub-administrator for the Fund pursuant to a Sub-Administration Agreement among SSgA FM, State Street and, for certain limited purposes, the Trust. Under the Sub-Administration Agreement for the Fund (the “State Street Administration Agreement”), State Street is obligated to provide administrative services to the Trust and the Fund. State Street provides the following services, among others, to the Trust and the Fund under the Sub-Administration Agreement: supply and maintain office facilities (which may be in State Street’s own offices); provide statistical and research data, data processing services, clerical, accounting, bookkeeping and record keeping services (including without limitation the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agents), internal auditing, executive and administrative services, and stationery and office supplies; prepare reports to shareholders or investors; prepare and file tax returns; supply financial information and supporting data for reports to and filings with the SEC and various state Blue Sky authorities; supply supporting documentation for meetings of the Board of Trustees; provide monitoring reports and assistance regarding compliance with Declaration of Trust, by-laws, the Fund’s investment objectives and policies and with Federal and state securities laws; arrange for appropriate insurance coverage; calculate NAVs, net income and realized capital gains or losses; and negotiate arrangements with, and supervise and coordinate the activities of, agents and others to supply services. State Street also provides such other services with respect to the Trust or the Fund as agreed with SSgA FM from time to time.

State Street serves as Custodian for the Fund pursuant to a Custody Agreement and holds the Fund’s assets.

Boston Financial Data Services, Inc. serves as Transfer Agent to the Fund.

As consideration for SSgA FM’s services as administrator with respect to the Fund, SSgA FM receives a fee at the annual rate of 0.05% of the average daily net assets attributable to each class of shares of the Fund. The fees are accrued daily at the rate of 1/365th and payable monthly on the first business day of each month.

As consideration for State Street’s services as sub-administrator, custodian and accounting agent for the Fund, State Street receives annual fees, accrued daily at the rate of 1/365th and payable monthly on the first business day of each month, pursuant to the following schedule:

Annual Fee Schedule

$25,000 for Sub-Administration Services (payable by SSgA FM with respect to the Fund)

$12,600 for Custody and Accounting Services (payable by the Fund)

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SSEQCLRSUPP1

State Street Institutional Investment Trust

SUPPLEMENT DATED JULY 11, 2014

TO

PROSPECTUS

DATED APRIL 30, 2014

AND THE

STATEMENT OF ADDITIONAL INFORMATION

DATED APRIL 30, 2014

State Street Equity 500 Index Fund

Service Shares (STBIX)

Effective on or about August 8, 2014 all references to the State Street Equity 500 Index Portfolio in the Prospectus and Statement of Additional Information are replaced with State Street Equity 500 Index II Portfolio.

Effective on or about August 8, 2014, the following replaces disclosure in the Fund’s Prospectus titled “Fees and Expenses of the Fund” and “Example.”

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The expenses shown in the table and the Example reflect the expenses of both the Fund and the Fund’s proportionate share of the expenses of State Street Equity 500 Index II Portfolio (the “Equity 500 Index Portfolio” or sometimes referred to in context as the “Portfolio”).

Shareholder Fees
(fees paid directly from your investment)	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.02%
Distribution and Shareholder Service (12b-1) Fees	0.25%
Other Expenses(1)	0.14%
Total Annual Fund Operating Expenses	0.41%
Less Fee Waivers and/or Expense Reimbursements(2)	(0.10)%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	0.31%

(1)	Reflects estimated amounts for the current fiscal year.
(2)	The fund’s investment adviser, SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”), is contractually obligated until April 30, 2016 to waive its management fee and/or to reimburse the fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses, any class-specific expenses, such as distribution, shareholder servicing, sub-transfer agency and administration fees) exceed 0.01% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated during the relevant period except with the approval of the fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$32	$113	$211	$500

Effective on or about August 8, 2014, the following replaces disclosure in the Fund’s Prospectus under the heading “Purchase and Sale of Fund Shares” as indicated below.

The second paragraph under the title “By Intermediary” is replaced with the following.

Intermediaries may contact State Street Dealer Services Group at 800-647-7327 or email them at broker-dealerservices@statestreet.com with questions.

Effective on or about August 8, 2014, the following replaces disclosure in the Fund’s Prospectus under the heading “MANAGEMENT AND ORGANIZATION” as indicated below.

The three paragraphs under the title “The Fund and the Portfolio” are replaced with the following.

The Fund and the Portfolio. The Fund is a separate, diversified series of the State Street Institutional Investment Trust (the “Trust”), which is an open-end management investment company organized as a business trust under the laws of the Commonwealth of Massachusetts.

The Fund invests as part of a “master-feeder” structure. The Fund currently seeks to achieve its investment objective by investing substantially all of its investable assets in the Equity 500 Index Portfolio, a separate mutual fund that has a substantially identical investment objective, investment policies, and risks as the Fund. All discussions about the Fund’s investment objective, policies and risks should be understood to refer also to the investment objectives, policies and risks of the Portfolio. The Portfolio’s shares are offered exclusively to investors (including without limitation, registered investment companies, private investment pools, bank collective funds, and investment separate accounts) that, like the Fund, pay fees to SSgA FM or its affiliates. The fees paid by those investment vehicles to SSgA FM (or its affiliates) vary depending on a number of factors, including by way of example, the services provided, the risks borne by SSgA FM (or its affiliates), fee rates paid by competitive investment vehicles, and in some cases direct negotiation with investors in the Portfolio.

The Fund can withdraw its investment in the Portfolio if, at any time, the Fund’s Board of Trustees determines that it would be in the best interests of the Fund’s shareholders, or if the investment objectives of the Portfolio changed so that they were inconsistent with the objectives of the Fund. If the Fund withdraws its investment from the Portfolio, the Fund may invest all of its assets in another mutual fund that has the same investment objective as the Fund, the Adviser may directly manage the Fund’s assets, or the Board may take such other action it deems appropriate and in the best interests of shareholders of the Fund, which may include liquidation of the Fund.

The first paragraph under the title “The Adviser” is replaced with the following.

The Adviser. State Street Global Advisors (“SSgA”) is the investment management arm of State Street Corporation, a publicly held bank holding company. SSgA is one of the world’s largest institutional money managers, and uses quantitative and traditional techniques to manage approximately $2.34 trillion in assets as of December 31, 2013. SSgA FM, a wholly-owned subsidiary of State Street Corporation, is the investment adviser to the Fund and the Portfolio, and is registered with the Securities and Exchange

Commission (“SEC”) under the Investment Advisers Act of 1940, as amended. SSgA FM had approximately $334.95 billion in assets under management as of December 31, 2013. The Fund has entered into an investment advisory agreement with the Adviser pursuant to which the Adviser will manage the Fund’s assets directly, for compensation paid at an annual rate of 0.02% of the Fund’s average daily net assets. The Adviser places all orders for purchases and sales of the Portfolio’s investments.

The disclosure titled “The Administrator and Custodian, and Transfer Agent and Dividend Disbursing Agent” is replaced with the following.

The Administrator, Sub-Administrator and Custodian. The Adviser serves as administrator of the Fund. The Fund pays the Adviser an administrative fee at an annual rate of 0.05%. State Street Bank and Trust Company (“State Street”), a subsidiary of State Street Corporation, serves as the sub-administrator for the Fund for a fee that is paid by the Adviser. State Street also serves as custodian of the Fund for a separate fee that is paid by the Fund.

The Transfer Agent and Dividend Disbursing Agent. Boston Financial Data Services, Inc. is the transfer agent and dividend disbursing agent.

Effective on or about August 8, 2014, the following replaces disclosure in the Fund’s Prospectus under the heading “DIVIDENDS, DISTRIBUTIONS AND TAX CONSIDERATIONS.”

Income dividends and capital gains distributions of the Fund will be declared and paid at least annually.

The following discussion is a summary of some important U.S. federal tax considerations generally applicable to investments in the Fund. Your investment in the Fund may have other tax implications. Please consult your tax advisor about foreign, federal, state, local or other tax laws applicable to you. Investors, including non-U.S. investors, should consult the Statement of Additional Information tax section for more complete disclosure.

The Fund invests substantially all of its assets in the Portfolio, which is expected to be treated as a regulated investment company for federal income tax purposes, and so substantially all of the Fund’s income will result from distributions or deemed distributions from the Portfolio.

The Fund has elected to be treated as a regulated investment company and intends each year to qualify and to be eligible to be treated as such. A regulated investment company generally is not subject to tax at the corporate level on income and gains that are distributed to shareholders. In order to qualify and be eligible for treatment as a regulated investment company, the Fund must, among other things, satisfy diversification, 90% gross income and distribution requirements. A Fund’s failure to qualify as a regulated investment company would result in corporate level taxation, and consequently, a reduction in income available for distribution to shareholders.

The Fund generally expects to satisfy the requirements to qualify and be eligible to be treated as a regulated investment company, provided that the Portfolio also meets these requirements; the Fund currently expects that the Portfolio will meet these requirements. Because the Fund will invest substantially all its assets in the Portfolio, if the Portfolio were to fail to satisfy the diversification, 90% gross income, or distribution requirement and were not to cure that failure, the Fund itself would be unable to satisfy the diversification requirement. Such a failure to qualify as a regulated investment company could subject the Fund or the Portfolio to regular corporate income taxes.

For federal income tax purposes, distributions of investment income generally are taxable to you as ordinary income. Taxes on distributions of capital gains generally are determined by how long the Portfolio owned the investments that generated them, rather than how long you have owned your Fund shares. Distributions are taxable to you even if they are paid from income or gains earned by the Fund before your investment (and thus were included in the price you paid for your shares). Distributions may also be subject to state and local taxes and are taxable whether you receive them in cash or reinvest them in additional shares. Distributions of net capital gains (that is, the excess of net long-term capital gains over net short-term capital losses) from the sale of investments that the Portfolio owned for more than one year that are properly reported by the Portfolio and by the Fund as capital gain dividends generally will be treated as long-term capital gain includible in your net capital gain and taxed to individuals at reduced rates. Distributions of gains from investments that the Portfolio owned for one year or less generally will be taxable to you as ordinary income when distributed to you by the Fund. Distributions of investment income properly reported by the Portfolio and by the Fund as derived from “qualified dividend income” are taxed to individuals at the rates applicable to net capital gain, provided holding period and other requirements are met by both the shareholder and the Portfolio. Any gain resulting from the redemption of Fund shares generally will also be taxable to you as either short-term or long-term capital gain, depending upon how long you held your shares in the Fund.

A 3.8% Medicare contribution tax is imposed on the “net investment income” of individuals, estates and trusts whose income exceeds certain threshold amounts. Net investment income generally includes for this purpose dividends paid by the Fund, including any capital gain dividends, and net gains recognized on the redemption of shares of the Fund.

If you are not a citizen or permanent resident of the United States, the Fund’s ordinary income dividends will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies or unless such income is effectively connected with a U.S. trade or business. For distributions with respect to taxable years of the Fund beginning before January 1, 2014, the Fund was able, under certain circumstances, to report in a written notice to shareholders all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend” that if received by a non-resident alien or foreign entity generally was exempt from the 30% U.S. withholding tax, provided that certain other requirements are met. These exemptions have expired for distributions with respect to taxable years of the Fund beginning on or after January 1, 2014. Therefore, as of the date of this Prospectus, the Fund (or intermediary, as applicable) is currently required to withhold on distributions to non-resident aliens or foreign entities attributable to net interest or short-term capital gains that were formerly eligible for this withholding exemption. It is currently unclear whether Congress will extend this exemption for distributions with respect to taxable years of the Fund beginning on or after January 1, 2014, or what the terms of such an extension would be, including whether such extension would have retroactive effect.

Effective on or about August 8, 2014, the following replaces the fourth paragraph under the heading “GENERAL” in the Fund’s Statement of Additional Information.

The Fund seeks to achieve its investment objective by investing substantially all of its investable assets in State Street Equity 500 Index II Portfolio, a series of the State Street Institutional Investment Trust (the “Portfolio”) that has the same investment objective as, and investment policies that are substantially similar to those of, the Fund.

Effective on or about August 8, 2014, the following replaces disclosure in the Fund’s Statement of Additional Information under the heading “INVESTMENT ADVISORY AND OTHER SERVICES” as indicated below.

The second and fourth paragraphs under the title “Investment Advisory Agreements” are replaced with the following.

The Fund has entered into an investment advisory agreement with the Adviser, pursuant to which the Adviser will manage the Fund’s assets for compensation paid at the annual rate of 0.02% of the Fund’s average daily net assets. The Fund currently invests all of its assets in the Portfolio, which has substantially similar investment strategies as the Fund. The Portfolio pays no investment advisory fees to SSgA FM.

The disclosure under the title “Administrator” is replaced with the following.

SSgA FM serves as the administrator for the Fund pursuant to an Amended and Restated Administration Agreement. Under the Amended and Restated Administration Agreement, SSgA FM is obligated to continuously provide business management services to the Trust and the Fund and will generally, subject to the general oversight of the Trustees and except as otherwise provided in the Amended and Restated Administration Agreement, manage all of the business and affairs of the Trust. Without limiting the generality of the foregoing, SSgA FM supplies the Trust and the Fund with the following services, among others, under the Amended and Restated Administration Agreement: provide the Trust with adequate office space and all necessary office equipment and services; prepare and submit reports and meeting materials to the Board of Trustees and to existing shareholders for meetings of shareholders; assist the Fund in posting and maintaining required schedules of investments and related information on its websites; prepare reports relating to the business and affairs of the Trust as may be mutually agreed upon; provide to the Trust’s Board of Trustees periodic and special reports and recommendations; coordinate the meetings of the Board and its Committees; provide consultation on regulatory matters relating to portfolio management; act as liaison to legal counsel to the Trust; assist the Trust’s Chief Compliance Officer with issues regarding the Trust’s compliance program; perform certain compliance procedures for the Trust; provide consultation and advice for resolving compliance questions together with the Fund’s outside legal counsel; provide periodic testing of portfolios; maintain and preserve, or oversee the maintenance and preservation of, accounts, books, financial records and other documents as required by the 1940 Act, applicable federal and state laws and any other law or administrative rules or procedures which may be applicable to the Fund (including in accordance with generally accepted accounting principles to the extent required under applicable law); facilitate audits of accounts by the Fund’s independent public accountants; oversee the determination and publication of the Trust’s net asset value in accordance with the Trust’s policy as adopted from time to time by the Board; prepare the Trust’s federal, state and local income tax returns for review by the Trust’s independent accountants and filing by the Trust’s treasurer; review the calculation of, submit for approval by officers of the Trust and arrange for payment of the Trust’s expenses; and prepare and file with the SEC amendments to the Trust’s registration statement, including updating the Prospectus and Statement of Additional Information. The nature and amount of services provided by SSgA FM under the Amended and Restated Administration Agreement may vary as between classes of shares of a fund, and a fund may pay fees to SSgA FM under that Agreement at different rates in respect of its different share classes.

The first eight paragraphs under the heading “Sub-Administrator, Custodian and Transfer Agent” is replaced with the following.

State Street serves as the sub-administrator for the Fund pursuant to a Sub-Administration Agreement among SSgA FM, State Street and, for certain limited purposes, the Trust. Under the Sub-Administration Agreement for the Fund (the “State Street Administration Agreement”), State Street is obligated to provide administrative services to the Trust and the Fund. State Street provides the following services, among others, to the Trust and the Fund under the Sub-Administration Agreement: supply and maintain office facilities (which may be in State Street’s own offices); provide statistical and research data, data processing services, clerical, accounting, bookkeeping and record keeping services (including without limitation the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agents), internal auditing, executive and administrative services, and stationery and office supplies; prepare reports to shareholders or investors; prepare and file tax returns; supply financial information and supporting data for reports to and filings with the SEC and various state Blue Sky authorities; supply supporting documentation for meetings of the Board of Trustees; provide monitoring reports and assistance regarding compliance with Declaration of Trust, by-laws, the Fund’s investment objectives and policies and with Federal and state securities laws; arrange for appropriate insurance coverage; calculate NAVs, net income and realized capital gains or losses; and negotiate arrangements with, and supervise and coordinate the activities of, agents and others to supply services. State Street also provides such other services with respect to the Trust or the Fund as agreed with SSgA FM from time to time.

State Street serves as Custodian for the Fund pursuant to a Custody Agreement and holds the Fund’s assets.

Boston Financial Data Services, Inc. serves as Transfer Agent to the Fund.

As consideration for SSgA FM’s services as administrator with respect to the Fund, SSgA FM receives a fee at the annual rate of 0.05% of the average daily net assets attributable to each class of shares of the Fund. The fees are accrued daily at the rate of 1/365th and payable monthly on the first business day of each month.

As consideration for State Street’s services as sub-administrator, custodian and accounting agent for the Fund, State Street receives annual fees, accrued daily at the rate of 1/365th and payable monthly on the first business day of each month, pursuant to the following schedule:

Annual Fee Schedule

$25,000 for Sub-Administration Services (payable by SSgA FM with respect to the Fund)

$12,600 for Custody and Accounting Services (payable by the Fund)

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SSEQSERSUPP1

State Street Institutional Investment Trust

SUPPLEMENT DATED JULY 11, 2014

TO

STATEMENT OF ADDITIONAL INFORMATION

DATED APRIL 30, 2014

State Street Equity 500 Index Fund

Administrative Shares (STFAX)

Service Shares (STBIX)

Class R Shares

Effective on or about August 8, 2014, the following replaces disclosure in the Fund’s Statement of Additional Information under the heading “TAXATION OF THE FUND.”

The following discussion of U.S. federal income tax consequences of investment in the Fund is based on the Internal Revenue Code of 1986, as amended (the “Code”), U.S. Treasury regulations, and other applicable authority, as of the date of this SAI. These authorities are subject to change by legislative or administrative action, possibly with retroactive effect. The following discussion is only a summary of some of the important U.S. federal tax considerations generally applicable to investments in the Fund. There may be other tax considerations applicable to particular shareholders. Shareholders should consult their own tax advisors regarding their particular situation and the possible application of foreign, state and local tax laws.

The Fund invests substantially all of its assets in the Portfolio, and so substantially all of the Fund’s income will result from distributions or deemed distributions from the Portfolio. Therefore, as applicable, references to the U.S. federal income tax treatment of the Fund, including to the assets owned and the income earned by the Fund, will be to or will include such treatment of the Portfolio, and, as applicable, the assets owned and the income earned by the Portfolio.

Special tax rules apply to investments through defined contribution plans and other tax-qualified plans. Shareholders should consult their tax advisers to determine the suitability of shares of the Fund as an investment through such plans and the precise effect of an investment on their particular tax situations.

Qualification as a Regulated Investment Company

The Fund has elected to be treated as a regulated investment company (“RIC”) under Subchapter M of the Code and intends each year to qualify and be eligible to be treated as such. In order to qualify for the special tax treatment accorded RICs and their shareholders, the Fund must, among other things, (a) derive at least 90% of its gross income for each taxable year from (i) dividends, interest, payments with respect to certain securities loans, gains from the sale of securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies and (ii) net income derived from interests in “qualified publicly traded partnerships” (as defined below); (b) diversify its holdings so that, at the end of each quarter of the Fund’s taxable year, (i) at least 50% of the value of the Fund’s total assets consists of cash and cash items, U.S. Government securities, securities of other RICs, and other securities limited in respect of any one issuer to a value not 5% of the value of the Fund’s total assets and no more than 10% of the outstanding voting securities of such issuer, and (ii) no more than 25% of its assets are invested (x) in the securities (other than those of the U.S. Government or other RICs) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades and businesses, or (y) in the securities of one or more qualified publicly traded partnerships (as defined below); and (c) distribute with respect to each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid — generally taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and net tax-exempt income, for such year.

In general, for purposes of the 90% gross income requirement described in (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the RIC. However, 100% of the net income derived from an interest in a “qualified publicly traded partnership” (a partnership (x) the interests in which are traded on an established securities market or are readily tradable on a secondary market or the substantial equivalent thereof, and (y) that derives less than 90% of its income from the qualifying income described in paragraph (a)(i) above), will be treated as qualifying income. In general, such entities will be treated as partnerships for federal income tax purposes, because they meet the passive income requirement under Code section 7704(c)(2). In addition, although in general the passive loss rules of the Code do not apply to RICs, such rules do apply to a RIC with respect to items attributable to an interest in a qualified publicly traded partnership.

For purposes of the diversification test in (b) above, the term “outstanding voting securities of such issuer” will include the equity securities of a qualified publicly traded partnership. Also, for purposes of the diversification test in (b) above, the identification of the issuer (or, in some cases, issuers) of a particular Portfolio investment can depend on the terms and conditions of that investment. In some cases, identification of the issuer (or issuers) is uncertain under current law, and an adverse determination or future guidance by the Internal Revenue Service (“IRS”) with respect to issuer identification for a particular type of investment may adversely affect the Fund’s ability to meet the diversification test in (b) above.

If the Fund qualifies as a RIC that is accorded special tax treatment, the Fund will not be subject to federal income tax on income distributed in a timely manner to its shareholders in the form of dividends (including Capital Gain Dividends, as defined below). If the Fund were to fail to meet the income, diversification or distribution test described above, the Fund could in some cases cure such failure, including by paying a Fund-level tax, paying interest or disposing of certain assets. If the Fund were ineligible to or otherwise did not cure such failure for any year, or if the Fund were otherwise to fail to qualify as a RIC accorded special tax treatment in any taxable year, the Fund would be subject to tax at the Fund level on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net capital gains, would be taxable to shareholders as ordinary income. Some portions of such distributions may be eligible for the dividends received deduction in the case of corporate shareholders and may be eligible to be treated as “qualified dividend income” in the case of shareholders taxed as individuals, provided, in both cases, the shareholder meets certain holding period and other requirements in respect of the Fund’s shares (as described below). In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before re-qualifying as a RIC that is accorded special tax treatment.

The Fund seeks to achieve its investment objectives by investing substantially all of its investable assets in the Portfolio, which itself intends each year to elect to be treated and to qualify and be eligible to be treated as a RIC. Whether the Fund meets the asset diversification test described above will depend on whether the Portfolio meets such test. If the Portfolio were to fail to meet the income, diversification or distribution test and were ineligible to or otherwise were not to cure such failure, the Fund would as a result itself fail to meet the asset diversification test and may be ineligible or unable to or may otherwise not cure such failure.

The Fund intends to distribute at least annually to its shareholders all or substantially all of its investment company taxable income (computed without regard to the dividends-paid deduction) and its net tax-exempt income (if any), and may distribute its net capital gain. Any taxable income retained by the Fund will be subject to tax at the Fund level at regular corporate rates. If the Fund retains any net capital gain, it will be subject to tax at regular corporate rates on the amount retained, but is permitted to designate the retained amount as undistributed capital gain in a timely notice to its shareholders who (a) will be required to include in income for federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (b) will be entitled to credit their proportionate shares of the tax paid by the Fund on such undistributed amount against their federal income tax liabilities, if any, and to claim refunds on a properly-filed U.S. tax return to the extent the credit exceeds such liabilities. If the Fund makes this designation, for U.S. federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund will be increased by an amount equal under current law to the difference between the amount of undistributed capital gains included in the shareholder’s gross income under clause (a) of the preceding sentence and the tax deemed paid by the shareholder under clause (b) of the preceding sentence. The Fund is not required to, and there can be no assurance the Fund will, make this designation if it retains all or a portion of its net capital gain in a taxable year.

In determining its taxable income, its earnings and profits, and its net capital gain – including in connection with determining the amount available to support a Capital Gain Dividend (as defined below) – a RIC generally may elect to treat part or all of any post-October capital loss (defined as the greatest of net capital loss, net long-term capital loss, or net short-term capital loss, in each case attributable to the portion of the taxable year after October 31 (or a later date, if the RIC is permitted to elect and so elects)) or late-year ordinary loss (generally, (i) net ordinary loss from the sale, exchange or other taxable disposition of property, attributable to the portion of the taxable year after October 31 (or a later date, if the RIC makes the election referred to above), plus (ii) other net ordinary loss attributable to the portion of the taxable year after December 31) as if incurred in the succeeding taxable year.

If the Fund were to fail to distribute in a calendar year at least an amount equal, in general, to the sum of 98% of its ordinary income for such year and 98.2% of its capital gain net income for the one-year period ending October 31 of such year (or a later date if the Fund makes the election referred to above), plus any such amounts retained from the prior year, the Fund would be subject to a nondeductible 4% excise tax on the undistributed amounts. For purposes of the required excise tax distribution, a RIC’s ordinary gains and losses from the sale, exchange or other taxable disposition of property that would otherwise be taken into account after October 31 of a calendar year (or a later date, if the RIC makes the election referred to above) generally are treated as arising on January 1 of the following calendar year. Also, for these purposes, the Fund will be treated as having distributed any amount on which it is subject to corporate income tax for the taxable year ending within the calendar year. Each Fund intends generally to make distributions sufficient to avoid imposition of the excise tax, although there can be no assurance that it will be able to do so. Distributions declared by the Fund during October, November and December to shareholders of record on a date in any such month and paid by the Fund during the following January will be treated for federal tax purposes as paid by the Fund and received by shareholders on December 31 of the year in which declared.

Capital losses in excess of capital gains (“net capital losses”) are not permitted to be deducted against the Fund’s net investment income. If the Fund incurs or has incurred net capital losses in taxable years beginning after December 22, 2010 (“post-2010 losses”), those losses will be carried forward to one or more subsequent taxable years without expiration; any such carryforward losses will retain their character as short-term or long-term. If the Fund incurred net capital losses in a taxable year beginning on or before December 22, 2010 (“pre-2011 losses”), the Fund is permitted to carry such losses forward for eight taxable years; in the year to which they are carried forward, such losses are treated as short-term capital losses that first offset any short-term capital gains, and then offset any long-term capital gains. The Fund must use any post-2010 losses, which will not expire, before it uses any pre-2011 losses. This increases the likelihood that pre-2011 losses will expire unused at the conclusion of the eight-year carryforward period. The Fund’s ability to use net capital losses to offset gains may be limited as a result of certain (a) acquisitive reorganizations and (b) shifts in the ownership of the Fund by a shareholder owning or treated as owning 5% or more of the stock of the Fund. See the Fund’s most recent annual shareholder report for the Fund’s available capital loss carryovers as of the end of its most recently ended fiscal year.

Taxation of Distributions Received by Shareholders

For U.S. federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long the Fund has owned the investments that generated them, rather than how long a shareholder has owned such shareholder’s Fund shares. Distributions of net capital gain (that is, the excess of net long-term capital gain over net short-term capital loss) that are properly reported by the Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable to shareholders as long-term capital gains includible in net capital gain, and taxed to individuals at reduced rates relative to ordinary income. Distributions from capital gains are generally made after applying any available capital loss carryovers. Distributions of net short-term capital gain (as reduced by any net long-term capital loss for the taxable year) will be taxable to shareholders as ordinary income. Distributions of investment income properly reported by the Fund as derived from “qualified dividend income” will be taxed in the hands of individuals at the rates applicable to net capital gain, provided holding period and other requirements are met at both the shareholder and Fund level.

The Code generally imposes a 3.8% Medicare contribution tax on the net investment income of certain individuals whose income exceeds certain threshold amounts, and of certain trusts and estates under similar rules. For these purposes, “net investment income” generally includes, among other things, (i) distributions paid by the Fund of net investment income and capital gains, and (ii) any net gain from the sale, redemption or exchange of Fund shares. Shareholders are advised to consult their tax advisors regarding the possible implications of this additional tax on their investment in the Fund.

If the Fund makes a distribution to a shareholder in excess of the Fund’s current and accumulated earnings and profits in any taxable year, the excess distribution will be treated as a return of capital to the extent of such shareholder’s tax basis in its shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces a shareholder’s tax basis in its shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of its shares.

Shareholders of the Fund will be subject to federal income taxes as described herein on distributions made by the Fund whether received in cash or reinvested in additional shares of the Fund.

Distributions on the Fund’s shares are generally subject to U.S. federal income tax as described herein to the extent they do not exceed the Fund’s realized income and gains, even though such distributions may economically represent a return of a particular shareholder’s investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund’s net asset value reflects either unrealized gains, or realized but undistributed income or gains, that were therefore included in the price the shareholder paid. Such distributions may reduce the fair market value of the Fund’s shares below the shareholder’s cost basis in those shares. As described above, the Fund is required to distribute realized income and gains regardless of whether the Fund’s net asset value also reflects unrealized losses.

In order for some portion of the dividends received by the Fund shareholder to be “qualified dividend income,” the Fund must meet holding period and other requirements with respect to the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund’s shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (a) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (b) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (c) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (d) if the dividend is received from a foreign corporation that is (i) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (ii) treated as a passive foreign investment company.

In general, distributions of investment income properly reported by the Fund as derived from qualified dividend income are treated as qualified dividend income in the hands of a shareholder taxed as an individual, provided the shareholder meets the holding period and other requirements described above with respect to the Fund’s shares. If the aggregate qualified dividends received by the Fund during any taxable year are 95% or more of the Fund’s gross income (excluding net long-term capital gain over net short-term capital loss), then 100% of the Fund’s dividends (other than dividends properly reported as Capital Gain Dividends) are eligible to be treated as qualified dividend income.

In general, dividends of net investment income received by corporate shareholders of the Fund will qualify for the 70% dividends received deduction generally available to corporations only to the extent of the amount of eligible dividends received by the Fund from domestic corporations for the taxable year. A dividend so received by the Fund will not be treated as a dividend eligible for the dividends-received deduction (a) if it has been received with respect to any share of stock that the Fund has held for less than 46 days (91 days in the case of certain preferred stock) during the 91-day period beginning on the date which is 45 days before the date on which such share becomes ex-dividend with respect to such dividend (during the 181-day period beginning 90 days before such date in the case of certain preferred stock) or (b) to the extent that the Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. Moreover, the dividends received deduction may otherwise be disallowed or reduced (x) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of the Fund or (y) by application of various provisions of the Code (for instance, the dividends-received deduction is reduced in the case of a dividend received on debt-financed portfolio stock (generally, stock acquired with borrowed funds)).

Any Fund distribution of income that is attributable to (a) income received by the Fund in lieu of dividends with respect to securities on loan pursuant to a securities lending transaction or (b) dividend income received by the Fund on securities it temporarily purchased from a counterparty pursuant to a repurchase agreement that is treated for U.S. federal income tax purposes as a loan by the Fund, will not constitute qualified dividend income to individual shareholders and will not be eligible for the dividends-received deduction for corporate shareholders.

As required by federal law, detailed federal tax information with respect to each calendar year will be furnished to each shareholder early in the succeeding year.

Tax Implications of Certain Fund Investments

Special Rules for Debt Obligations. Some debt obligations with a fixed maturity date of more than one year from the date of issuance (and zero-coupon debt obligations with a fixed maturity date of more than one year from the date of issuance) will be treated as debt obligations that are issued originally at a discount. Generally, the original issue discount (“OID”) is treated as interest income and is included in the Fund’s income and required to be distributed by the Fund over the term of the debt security, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security. In addition, payment-in-kind securities will give rise to income which is required to be distributed and is taxable even though the Fund holding the security receives no interest payment in cash on the security during the year.

Some debt obligations with a fixed maturity date of more than one year from the date of issuance that are acquired by the Fund in the secondary market may be treated as having “market discount.” Very generally, market discount is the excess of the stated redemption price of a debt obligation (or in the case of an obligation issued with OID, its “revised issue price”) over the purchase price of such obligation. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the “accrued market discount” on such debt security. Alternatively, the Fund may elect to accrue market discount currently, in which case the Fund will be required to include the accrued market discount in the Fund’s income (as ordinary income) and thus distribute it over the term of the debt security, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security. The rate at which the market discount accrues, and thus is included in the Fund’s income, will depend upon which of the permitted accrual methods the Fund elects.

If the Fund holds the foregoing kinds of securities, it may be required to pay out as an income distribution each year an amount which is greater than the total amount of cash interest the Fund actually received. Such distributions may be made from the cash assets of the Fund or, if necessary, by disposition of portfolio securities including at a time when it may not be advantageous to do so. These dispositions may cause the Fund to realize higher amounts of short-term capital gains (generally taxed to shareholders at ordinary income tax rates) and, in the event the Fund realizes net capital gains from such transactions, its shareholders may receive a larger Capital Gain Dividend than if the Fund had not held such securities.

Securities Purchased at a Premium. Very generally, where the Fund purchases a bond at a price that exceeds the redemption price at maturity – that is, at a premium – the premium is amortizable over the remaining term of the bond. In the case of a taxable bond, if the Fund makes an election applicable to all such bonds it purchases, which election is irrevocable without consent of the IRS, the Fund reduces the current taxable income from the bond by the amortized premium and reduces its tax basis in the bond by the amount of such offset; upon the disposition or maturity of such bonds acquired on or after January 4, 2013, the Fund is permitted to deduct any remaining premium allocable to a prior period.

A portion of the OID accrued on certain high yield discount obligations may not be deductible to the issuer and will instead be treated as a dividend paid by the issuer for purposes of the dividends received deduction. In such cases, if the issuer of the high yield discount obligations is a domestic corporation, dividend payments by the Fund may be eligible for the dividends received deduction to the extent attributable to the deemed dividend portion of such OID.

At-risk or Defaulted Securities. Investments in debt obligations that are at risk of or in default present special tax issues for the Fund. Tax rules are not entirely clear about issues such as when the Fund may cease to accrue interest, OID or market discount; whether, when or to what extent the Fund should recognize market discount on a debt obligation; when and to what extent the Fund may take deductions for bad debts or worthless securities; and how the Fund should allocate payments received on obligations in default between principal and income. These and other related issues will be addressed by the Fund when, as and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a RIC and does not become subject to U.S. federal income or excise tax.

Certain Investments in REITs. Any investment by the Fund in equity securities of real estate investment trusts qualifying as such under Subchapter M of the Code (“REITs”) may result in the Fund’s receipt of cash in excess of the REIT’s earnings; if the Fund distributes these amounts, these distributions could constitute a return of capital to Fund shareholders for U.S. federal income tax purposes. Investments in REIT equity securities also may require the Fund to accrue and distribute income not yet received. To generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. Dividends received by the Fund from a REIT will not qualify for the corporate dividends-received deduction and generally will not constitute qualified dividend income.

Certain Investments in Mortgage Pooling Vehicles. Under a notice issued by the IRS in October 2006 and Treasury regulations that have yet to be issued but may apply retroactively, a portion of the Fund’s income (including income allocated to the Fund from certain pass-through entities) that is attributable to a residual interest in a real estate mortgage investment conduits or an equity interest in a taxable mortgage pools (referred to in the Code as an “excess inclusion”) will be subject to U.S. federal income tax in all events. This notice also provides, and the regulations are expected to provide, that excess inclusion income of a RIC, such as the Fund, will be allocated to shareholders of the RIC in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related interest directly.

In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (“UBTI”) to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and that otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign shareholder will not qualify for any reduction in U.S. federal withholding tax. A shareholder will be subject to U.S. federal income tax on such inclusions notwithstanding any exemption from such income tax otherwise available under the Code.

Foreign Currency Transactions. Any transaction by the Fund in foreign currencies, foreign currency-denominated debt obligations or certain foreign currency options, futures contracts or forward contracts (or similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. Any such net gains could require a larger dividend toward the end of the calendar year. Any such net losses will generally reduce and potentially require the recharacterization of prior ordinary income distributions. Such ordinary income treatment may accelerate Fund distributions to shareholders and increase the distributions taxed to shareholders as ordinary income. Any net ordinary losses so created cannot be carried forward by the Fund to offset income or gains earned in subsequent taxable years.

Passive Foreign Investment Companies. Equity investments by the Fund in certain “passive foreign investment companies” (“PFICs”) could potentially subject the Fund to a U.S. federal income tax (including interest charges) on distributions received from the company or on proceeds received from the disposition of shares in the company. This tax cannot be eliminated by making distributions to Fund shareholders. However, the Fund may elect to avoid the imposition of that tax. For example, the Fund may elect to treat a PFIC as a “qualified electing fund” (i.e., make a “QEF election”), in which case the Fund will be required to include its share of the PFIC ’s income and net capital gains annually, regardless of whether it receives any distribution from the PFIC. The Fund also may make an election to mark the gains (and to a limited extent losses) in such holdings “to the market” as though it had sold (and, solely for purposes of this mark-to-market election, repurchased) its holdings in those PFICs on the last day of the Fund’s taxable year. Such gains and losses are treated as ordinary income and loss. The QEF and mark-to-market elections may accelerate the recognition of income (without the receipt of cash) and increase the amount required to be distributed by the Fund to avoid taxation. Making either of these elections therefore may require the Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Fund’s total return. Dividends paid by PFICs will not be eligible to be treated as “qualified dividend income.”

Because it is not always possible to identify a foreign corporation as a PFIC, the Fund may incur the tax and interest charges described above in some instances.

Options and Futures. In general, option premiums received by the Fund are not immediately included in the income of the Fund. Instead, the premiums are recognized when the option contract expires, the option is exercised by the holder, or the Fund transfers or otherwise terminates the option (e.g., through a closing transaction). If a call option written by the Fund is exercised and the Fund sells or delivers the underlying stock, the Fund generally will recognize capital gain or loss equal to (a) sum of the strike price and the option premium received by the Fund minus (b) the Fund’s basis in the stock. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying stock. If securities are purchased by the Fund pursuant to the exercise of a put option written by it, the Fund generally will subtract the premium received for purposes of computing its cost basis in the securities purchased. Gain or loss arising in respect of a termination of the Fund’s obligation under an option other than through the exercise of the option will be short-term gain or loss depending on whether the premium income received by the Fund is greater or less than the amount paid by the Fund (if any) in terminating the transaction. Thus, for example, if an option written by the Fund expires unexercised, the Fund generally will recognize short-term gain equal to the premium received.

The Fund’s options activities may include transactions constituting straddles for U.S. federal income tax purposes, that is, that trigger the U.S. federal income tax straddle rules contained primarily in Section 1092 of the Code. Such straddles include, for example, positions in a particular security, or an index of securities, and one or more options that offset the former position, including options that are “covered” by the Fund’s long position in the subject security. Very generally, where applicable, Section 1092 requires (i) that losses be deferred on positions deemed to be offsetting positions with respect to “substantially similar or related property,” to the extent of unrealized gain in the latter, and (ii) that the holding period of such a straddle position that has not already been held for the long-term holding period be terminated and begin anew once the position is no longer part of a straddle. Options on single stocks that are not “deep in the money” may constitute qualified covered calls, which generally are not subject to the straddle rules; the holding period on stock underlying qualified covered calls that are “in the money” although not “deep in the money” will be suspended during the period that such calls are outstanding. Thus, the straddle rules and the rules governing qualified covered calls could cause gains that would otherwise constitute long-term capital gains to be treated as short-term capital gains, and distributions that would otherwise constitute “qualified dividend income” or qualify for the dividends-received deduction to fail to satisfy the holding period requirements and therefore to be taxed as ordinary income or fail to qualify for the 70% dividends-received deduction, as the case may be.

The tax treatment of certain positions entered into by the Fund, including regulated futures contracts, certain foreign currency positions and certain listed non-equity options, will be governed by section 1256 of the Code (“section 1256 contracts”). Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses (“60/40”), although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, section 1256 contracts held by the Fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable.

Derivatives, Hedging, and Related Transactions. In addition to the special rules described above in respect of futures and options transactions, the Fund’s transactions in other derivative instruments (e.g., forward contracts and swap agreements), as well as any of its hedging, short sale, securities loan or similar transactions, may be subject to one or more special tax rules (e.g., notional principal contract, straddle, constructive sale, wash sale and short sale rules). These rules may affect whether gains and losses recognized by the Fund are treated as ordinary or capital, accelerate the recognition of income or gains to the Fund, defer losses to the Fund, and cause adjustments in the holding periods of the Fund’s securities, thereby affecting whether capital gains and losses are treated as short-term or long-term. These rules could therefore affect the amount, timing and/or character of distributions to shareholders.

Because these and other tax rules applicable to these types of transactions are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether the Fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a RIC and avoid a Fund-level tax.

Book-Tax Differences. Certain of the Fund’s investments in derivative instruments and foreign currency-denominated instruments, and any of the Fund’s transactions in foreign currencies and hedging activities, are likely to produce a difference between its book income and the sum of its taxable income and net tax-exempt income (if any). If such a difference arises, and the Fund’s book income is less than the sum of its taxable income and net tax-exempt income, the Fund could be required to make distributions exceeding book income to qualify as a RIC that is accorded special tax treatment and to avoid an entity-level tax. In the alternative, if the Fund’s book income exceeds the sum of its taxable income (including realized capital gains) and net tax- exempt income, the distribution (if any) of such excess generally will be treated as (i) a dividend to the extent of the Fund’s remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in its shares, and (iii) thereafter as gain from the sale or exchange of a capital asset.

Investment by the Fund in the Portfolio. Because the Fund will invest substantially all of its assets in shares of the Portfolio, its distributable income and gains will normally consist substantially of distributions from the Portfolio. To the extent that the Portfolio realizes net losses on its investments for a given taxable year, the Fund will not be able to benefit from those losses until (i) the Portfolio realizes gains that it can reduce by those losses, or (ii) the Fund recognizes its share of those losses when it disposes of shares of the Portfolio. Moreover, when the Fund does make such a disposition, any loss it recognizes will be a capital loss, and a portion of such loss may be a long-term capital loss. The Fund will not be able to offset any capital losses from its dispositions of shares of the Portfolio against its ordinary income (including distributions of any net short-term capital gains realized by the Portfolio). In addition, a portion of such capital loss may be long-term, and the Fund’s long-term capital losses first offset its capital gains, increasing the likelihood that the Fund’s short-term capital gains are distributed to shareholders as ordinary income.

In addition, in certain circumstances, the “wash sale” rules under Section 1091 of the Code may apply to the Fund’s sales of Portfolio shares that have generated losses. A wash sale occurs if shares of an underlying fund are sold by the Fund at a loss and the Fund acquires additional shares of that same underlying fund 30 days before or after the date of the sale. The wash-sale rules could defer losses in the Fund’s hands on Portfolio shares (to the extent such sales are wash sales) for extended (and, in certain cases, potentially indefinite) periods of time.

As a result of the foregoing rules, and certain other special rules, it is possible that the amounts of net investment income and net capital gain that the Fund will be required to distribute to shareholders will be greater than such amounts would have been had the Fund invested directly in the securities held by the underlying funds, rather than investing in shares of the Portfolio. For similar reasons, the amount or timing of distributions from the Fund qualifying for treatment as a particular character (e.g., long-term capital gain, exempt interest, eligibility for dividends-received deduction, etc.) will not necessarily be the same as it would have been had the Fund invested directly in the securities held by the Portfolio.

Investments in Other RICs. If the Fund receives dividends from underlying RICs (“underlying funds”), such as the Portfolio or another RIC, and the underlying fund reports such dividends as qualified dividend income, then the Fund is permitted, in turn, to report a portion of its distributions as “qualified dividend income,” provided the Fund meets the holding period and other requirements with respect to shares of the underlying fund.

If the Fund receives dividends from an underlying fund, and the underlying fund properly reports such dividends as eligible for the dividends-received deduction, then the Fund is permitted, in turn, to report a portion of its distributions as eligible for the dividends-received deduction, provided the Fund meets the holding period and other requirements with respect to shares of the Portfolio.

Foreign Taxation

Income received by the Fund from sources within foreign countries may be subject to withholding and other foreign taxes. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If, at the close of the Fund’s taxable year, more than 50% of the assets of the Fund consists of the securities of foreign corporations, the Fund may elect to permit shareholders to claim a credit or deduction on their income tax returns for their pro rata portions of qualified taxes paid by the Fund to foreign countries in respect of foreign securities that the Fund has held for at least the minimum period specified in the Code. In such a case, shareholders will include in gross income from foreign sources their pro rata shares of such taxes paid by the Fund. A shareholder’s ability to claim an offsetting foreign tax credit or deduction in respect of foreign taxes paid by the Fund is subject to certain limitations imposed by the Code, which may result in the shareholder’s not receiving a full credit or deduction (if any) for the amount of such taxes. Shareholders who do not itemize on their U.S. federal income tax returns may claim a credit (but not a deduction) for such foreign taxes. Even if the Fund were eligible to make such an election for a given year, it may determine not to do so.

If at the close of each quarter of the Fund’s taxable year, at least 50% of its total assets consist of interests in the Portfolio, the Fund will be a “qualified fund of funds.” In that case, the Fund is permitted to elect to pass through to its shareholders foreign income and other similar taxes paid by the Fund in respect of foreign securities held directly by the Fund and such taxes that the Portfolio elects to pass through to shareholders, so that shareholders of the Fund will be eligible to claim a tax credit or deduction for such taxes. However, even if the Fund qualifies to make such election for any year, it may determine not to do so. Shareholders that are not subject to U.S. federal income tax, and those who invest in the Fund through tax-advantaged accounts (including those who invest through individual retirement accounts or other tax-advantaged retirement plans), generally will receive no benefit from any tax credit or deduction passed through by the Fund.

Backup Withholding for U.S. Shareholders

The Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to any individual shareholder who fails to properly furnish the Fund with a correct taxpayer identification number (“TIN”), who has under- reported dividend or interest income, or who fails to certify to the Fund that he or she is not subject to such withholding. The backup withholding rate is 28%.

Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the Internal Revenue Service.

Tax-Exempt Shareholders

Income of a RIC that would be unrelated business taxable income (“UBTI”) if earned directly by a tax-exempt entity will not generally be attributed as UBTI to a tax-exempt shareholder of the RIC. Notwithstanding this “blocking” effect, a tax-exempt shareholder could realize UBTI by virtue of its investment in the Fund if shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b).

A tax-exempt shareholder may also recognize UBTI if the Fund recognizes “excess inclusion income” derived from direct or indirect investments in residual interests in REMICS or equity interests in TMPs if the amount of such income recognized by the Fund exceeds the Fund’s investment company taxable income (after taking into account deductions for dividends paid by the Fund).

In addition, special tax consequences apply to charitable remainder trusts (“CRTs”) that invest in RICs that invest directly or indirectly in residual interests in REMICs or equity interests in TMPs. Under legislation enacted in December 2006, a CRT (as defined in section 664 of the Code) that realizes any UBTI for a taxable year must pay an excise tax annually of an amount equal to such UBTI. Under IRS guidance issued in October 2006, a CRT will not recognize UBTI as a result of investing in the Fund that recognizes “excess inclusion income.” Rather, if at any time during any taxable year a CRT (or one of certain other tax-exempt shareholders, such as the United States, a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a share in the Fund that recognizes “excess inclusion income,” then the Fund will be subject to a tax on that portion of its “excess inclusion income” for the taxable year that is allocable to such shareholders at the highest federal corporate income tax rate. The extent to which this IRS guidance remains applicable in light of the December 2006 legislation is unclear. To the extent permitted under the 1940 Act, the Fund may elect to specially allocate any such tax to the applicable CRT, or other shareholder, and thus reduce such shareholder’s distributions for the year by the amount of the tax that relates to such shareholder’s interest in the Fund. CRTs are urged to consult their tax advisors concerning the consequences of investing in the Fund.

Redemptions and Exchanges

Redemptions and exchanges of the Fund’s shares are taxable events and, accordingly, shareholders may realize gain or loss on these transactions. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held for more than 12 months. Otherwise, the gain or loss on the taxable disposition of Fund shares will be treated as short-term capital gain or loss. However, any loss realized upon a taxable disposition of Fund shares held by a shareholder for six months or less will be treated as long-term, rather than short-term, to the extent of any Capital Gain Dividends received (or deemed received) by the shareholder with respect to the shares. Further, all or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed under the Code’s “wash-sale” rule if other substantially identical shares are purchased, including by means of dividend reinvestment, within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss. Upon the redemption or exchange of shares of the Fund, the Fund or, in the case of shares purchased through a financial intermediary, the financial intermediary may be required to provide you and the IRS with cost basis and certain other related tax information about the Fund shares you redeemed or exchanged. See the Fund’s Prospectus for more information.

Tax Shelter Reporting

Under Treasury regulations, if a Fund shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct holders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all RICs. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

Non-U.S. Shareholders

Non-U.S. shareholders in the Fund should consult their tax advisors concerning the tax consequences of ownership of shares in the Fund. Distributions properly reported as Capital Gain Dividends generally will not be subject to withholding of U.S. federal income tax. In general, dividends other than Capital Gain Dividends paid by the Fund to a shareholder that is not a “U.S. person” within the meaning of the Code ( a “foreign person”) are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding. For distributions with respect to taxable years of a RIC beginning before January 1, 2014, a RIC was not required to withhold any amounts (a) with respect to distributions (other than distributions to a foreign person (i) that had not provided a satisfactory statement that the beneficial owner was not a U.S. person, (ii) to the extent that the dividend was attributable to certain interest on an obligation if the foreign person was the issuer or was a 10% shareholder of the issuer, (iii) that was within certain foreign countries that have inadequate information exchange with the United States, or (iv) to the extent the dividend was attributable to interest paid by a person that is a related person of the foreign person and the foreign person was a controlled foreign corporation) from U.S.-source interest income of types similar to those not subject to U.S. federal income tax if earned directly by an individual foreign person, to the extent such distributions were properly reported by the RIC in a written notice to shareholders (“interest-related dividends”), and (b) with respect to distributions (other than (i) distributions to an individual foreign person who was present in the United States for a period or periods aggregating 183 days or more during the year of the distribution and (ii) distributions subject to special rules regarding the disposition of U.S. real property interests (described below)) of net short-term capital gains in excess of net long-term capital losses to the extent such distributions were properly reported by the RIC in a written notice to shareholders (“short-term capital gain dividends”). A RIC was permitted to report such parts of its dividends as were eligible to be treated as interest-related or short-term capital gain dividends, but was not required to do so.

This exemption from withholding for interest-related and short-term capital gain dividends has expired for distributions with respect to taxable years of the Fund beginning on or after January 1, 2014. It is currently unclear whether Congress will extend this exemption for distributions with respect to taxable years of the Fund beginning on or after January 1, 2014, and what the terms of such an extension would be, including whether such extension would have retroactive effect.

A beneficial holder of shares who is a foreign person is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of the Fund or on Capital Gain Dividends or exempt-interest dividends (if any) unless (a) such gain or dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States, (b) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or the receipt of the Capital Gain Dividend and certain other conditions are met, or (c) the gain or loss realized on the sale of shares of the Fund or the Capital Gain Dividends are attributable to gains from the sale or exchange of “U.S. real property interests” (“USRPIs”) as defined generally below.

Foreign persons with respect to whom income from the Fund is effectively connected with a trade or business conducted by the foreign person within the United States will in general be subject to U.S. federal income tax on the income derived from the Fund at the graduated rates applicable to U.S. citizens, residents or domestic corporations, whether such income is received in cash or reinvested in shares of the Fund and, in the case of a foreign corporation, may also be subject to a branch profits tax. If a foreign person is eligible for the benefits of a tax treaty, any effectively connected income or gain will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by the shareholder in the United States. More generally, foreign shareholders who are residents in a country with an income tax treaty with the United States may obtain different tax results than those described herein, and are urged to consult their tax advisors.

Special rules would apply if the Fund were either a “U.S. real property holding corporation” (“USRPHC”) or would be a USRPHC but for the operation of certain exceptions to the definition thereof. Very generally, a USRPHC is a domestic corporation that holds USRPIs the fair market value of which equals or exceeds 50% of the sum of the fair market values of the corporation’s USRPIs, interests in real property located outside the United States, and other trade or business assets. USRPIs are generally defined as any interest in U.S. real property and any interest (other than solely as a creditor) in a USRPHC or, very generally, an entity that has been a USRPHC in the last five years. If an interest in the Fund were a USRPI, the Fund would be required to withhold U.S. tax on the proceeds of a share redemption by a greater-than-5% foreign shareholder, in which case such foreign shareholder generally would also be required to file U.S. tax returns and pay any additional taxes due in connection with the redemption.

If the Fund were a USRPHC or would be a USRPHC but for the exceptions referred to above, under a special “look-through” rule, any distributions by the Fund to a foreign shareholder attributable directly or indirectly to distributions received by the Fund from a lower-tier REIT that the Fund is required to treat as USRPI gain in its hands, generally would be subject to U.S. tax withholding. In addition, such distributions could result in the foreign shareholder being required to file a U.S. tax return and pay tax on the distributions at regular U.S. federal income tax rates. The consequences to a foreign shareholder, including the rate of such withholding and character of such distributions (e.g., as ordinary income or USRPI gain), would vary depending upon the extent of the foreign shareholder’s current and past ownership of the Fund. Prior to

January 1, 2014, the special “look-through” rule described above for distributions by a RIC to foreign shareholders also applied to distributions attributable to (i) gains realized on the disposition of USRPIs by the RIC and (ii) distributions received by the RIC from a lower-tier RICs that the upper tier-RIC was required to treat as USRPI gain in its hands. It is currently unclear whether Congress will extend these former “look-through” provisions to distributions made on or after January 1, 2014, and what the terms of any such extension would be, including whether any such extension would have retroactive effect. The Fund generally does not expect that it will be a USRPHC or would be a USRPHC but for the operation of certain of the special exceptions referred to above.

Foreign shareholders should consult their tax advisers and, if holding shares through intermediaries, their intermediaries, concerning the application of these rules to their investment in the Fund.

In order for a foreign person to qualify for any exemptions from withholding described above or from lower withholding tax rates under income tax treaties, or to establish an exemption from back back-up withholding, the foreign person must comply with special certification and filing requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN or substitute form). Non-U.S. investors in the Fund should consult their tax advisers in this regard.

Special rules (including withholding and reporting requirements) apply to foreign partnerships and those holding Fund shares through foreign partnerships. Additional considerations may apply to foreign trusts and estates. Investors holding Fund shares through foreign entities should consult their tax advisers about their particular situation.

Shareholder Reporting Obligations With Respect To Foreign Bank and Financial Accounts

Shareholders that are U.S. persons and own, directly or indirectly, more than 50% of the Fund by vote or value could be required to report annually their “financial interest” in the Fund’s “foreign financial accounts,” if any, on FinCEN Form 114, Report of Foreign Bank and Financial Accounts. Shareholders should consult a tax advisor, and persons investing in the Fund through an intermediary should contact their intermediary, regarding the applicability to them of this reporting requirement.

Other Reporting and Withholding Requirements

The Foreign Account Tax Compliance Act (“FATCA”) generally requires the Fund to obtain information sufficient to identify the status of each of its shareholders under FATCA. If a shareholder fails to provide this information or otherwise fails to comply with FATCA, the Fund may be required to withhold under FATCA at a rate of 30% with respect to that shareholder on dividends, including Capital Gain Dividends, and the proceeds of the sale, redemption or exchange of Fund shares. If a payment by the Fund is subject to FATCA withholding, the Fund is required to withhold even if such payment would otherwise be exempt from withholding under the rules applicable to foreign shareholders described above (e.g., Capital Gain Dividends and short-term capital gain and interest-related dividends), beginning as early as July 1, 2014.

Each prospective investor is urged to consult its tax adviser regarding the applicability of FATCA and any other reporting requirements with respect to the prospective investor’s own situation, including investments through an intermediary.

General Considerations

The U.S. federal income tax discussion set forth above is for general information only. Prospective investors should consult their tax advisers regarding the specific federal tax consequences of purchasing, holding, and disposing of shares of the Fund, as well as the effects of state, local, foreign, and other tax law and any proposed tax law changes.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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